Operating lease liabilities (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease liabilities
Future lease payments for short-term operating leases that are not capitalized as right-of-use assets	¥ 6,364
Operating lease costs	734,042	¥ 447,126	¥ 367,605
Short-term leases not capitalized as right-of-use assets	34,525
Variable lease costs expenses	¥ 16,361	¥ 20,276	¥ 0